UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5962

Name of Registrant:	VANGUARD VARIABLE INSURANCE FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1:	Schedule of Investments

Vanguard Variable Insurance Fund - Equity Income Portfolio
Schedule of Investments
March 31, 2005

	Shares	Market Value ($000)

COMMON STOCKS (93.9%)

Auto & Transportation (1.9%)
Gentex Corp.	79,900	$2,549
General Motors Corp.	67,500	1,984
Delphi Corp.	357,425	1,601
Lear Corp.	28,650	1,271
Dana Corp.	62,718	802

	8,207

Consumer Discretionary (6.0%)
Kimberly-Clark Corp.	75,000	4,930
Newell Rubbermaid, Inc.	122,400	2,685
International Game Technology	95,403	2,543
Regal Entertainment Group Class A	114,100	2,400
Gannett Co., Inc.	29,600	2,341
Leggett & Platt, Inc.	64,500	1,863
Maytag Corp.	125,600	1,755
May Department Stores Co.	40,100	1,484
McDonald's Corp.	47,500	1,479
Belo Corp. Class A	56,300	1,359
Gillette Co.	26,100	1,318
R.R. Donnelley & Sons Co.	38,900	1,230
Eastman Kodak Co.	37,400	1,217
Limited Brands, Inc.	5,051	123

	26,727

Consumer Staples (6.0%)
Altria Group, Inc.	65,880	4,308
Kellogg Co.	61,540	2,663
Albertson's, Inc.	126,900	2,620
The Coca-Cola Co.	60,700	2,529
Colgate-Palmolive Co.	42,500	2,217
General Mills, Inc.	44,660	2,195
Kraft Foods Inc.	62,700	2,072
H.J. Heinz Co.	44,450	1,638
The Clorox Co.	20,800	1,310
ConAgra Foods, Inc.	47,500	1,283
Sysco Corp.	33,900	1,214
Sara Lee Corp.	48,600	1,077
Campbell Soup Co.	33,300	966
Carolina Group	21,500	712

	26,804

Financial Services (30.9%)
Bank of America Corp.	321,392	14,173
Citigroup, Inc.	301,900	13,567
SunTrust Banks, Inc.	106,100	7,647
JPMorgan Chase & Co.	171,400	5,930
Wells Fargo & Co.	95,600	5,717
Merrill Lynch & Co., Inc.	93,900	5,315
National City Corp.	138,800	4,650
XL Capital Ltd. Class A	63,400	4,588
Morgan Stanley	66,600	3,813
PNC Financial Services Group	64,200	3,305
ACE Ltd.	78,500	3,240
Comerica, Inc.	58,300	3,211
First Horizon National Corp.	77,600	3,165
The Chubb Corp.	38,180	3,027
U.S. Bancorp	102,842	2,964
Wachovia Corp.	57,486	2,927
Washington Mutual, Inc.	69,622	2,750
Regency Centers Corp. REIT	57,700	2,748
Northern Trust Corp.	59,700	2,593
State Street Corp.	58,486	2,557
MBNA Corp.	103,900	2,551
New York Community Bancorp, Inc.	139,400	2,532
Mellon Financial Corp.	88,600	2,529
Marsh & McLennan Cos., Inc.	82,700	2,516
Fifth Third Bancorp	55,100	2,368
Fannie Mae	36,200	1,971
Freddie Mac	30,400	1,921
Fidelity National Financial, Inc.	51,150	1,685
BB&T Corp.	36,000	1,407
Synovus Financial Corp.	50,400	1,404
Paychex, Inc.	41,100	1,349
Cincinnati Financial Corp.	30,785	1,343
The Bank of New York Co., Inc.	43,800	1,272
Arthur J. Gallagher & Co.	43,533	1,254
Jefferson-Pilot Corp.	25,400	1,246
Zions Bancorp	17,000	1,173
Aon Corp.	50,800	1,160
KeyCorp	35,560	1,154
City National Corp.	16,300	1,138
Lincoln National Corp.	25,200	1,138
Astoria Financial Corp.	43,950	1,112
Protective Life Corp.	27,600	1,085
FirstMerit Corp.	40,500	1,084
Nationwide Financial Services, Inc.	27,500	987
Mercury General Corp.	12,500	691
General Growth Properties Inc. REIT	17,160	585
Allstate Corp.	10,400	562
MBIA, Inc.	10,500	549

	137,653

Health Care (8.1%)
Abbott Laboratories	147,200	6,862
Wyeth	155,320	6,551
Pfizer Inc.	233,612	6,137
Baxter International, Inc.	122,120	4,150
Johnson & Johnson	43,000	2,888
Bristol-Myers Squibb Co.	102,860	2,619
GlaxoSmithKline PLC ADR	56,974	2,616
Eli Lilly & Co.	47,700	2,485
Merck & Co., Inc.	56,000	1,813

	36,121

Integrated Oils (9.4%)
ExxonMobil Corp.	247,909	14,775
ConocoPhillips Co.	110,060	11,869
Shell Transport & Trading Co. ADR	107,200	5,827
BP PLC ADR	72,696	4,536
ChevronTexaco Corp.	48,366	2,820
Royal Dutch Petroleum Co. ADR	33,800	2,029

	41,856

Materials & Processing (9.1%)
Alcoa Inc.	255,500	7,765
Dow Chemical Co.	153,520	7,653
E.I. du Pont de Nemours & Co.	130,341	6,679
PPG Industries, Inc.	44,600	3,190
Archer-Daniels-Midland Co.	126,300	3,104
Air Products & Chemicals, Inc.	45,200	2,861
Weyerhaeuser Co.	36,280	2,485
Freeport-McMoRan Copper & Gold, Inc. Class B	42,700	1,691
Sonoco Products Co.	41,100	1,186
Avery Dennison Corp.	17,300	1,071
Valspar Corp.	15,900	740
Temple-Inland Inc.	9,200	667
Lafarge North America Inc.	11,200	655
Eastman Chemical Co.	8,400	496
International Paper Co.	10,600	390

	40,633

Producer Durables (5.1%)
Caterpillar, Inc.	133,660	12,222
Emerson Electric Co.	111,460	7,237
Dover Corp.	33,300	1,258
Pitney Bowes, Inc.	25,000	1,128
The Boeing Co.	11,800	690

	22,535

Technology (1.9%)
Rockwell Automation, Inc.	50,400	2,855
Electronic Data Systems Corp.	119,900	2,478
Hewlett-Packard Co.	95,400	2,093
Raytheon Co.	29,600	1,146

	8,572

Utilities (13.7%)
FPL Group, Inc.	161,140	6,470
Dominion Resources, Inc.	86,125	6,410
SBC Communications Inc.	232,666	5,512
BellSouth Corp.	208,000	5,468
Exelon Corp.	116,500	5,346
Verizon Communications Inc.	95,508	3,391
Entergy Corp.	46,300	3,272
Sprint Corp.	135,100	3,074
Duke Energy Corp.	102,900	2,882
TXU Corp.	33,100	2,636
Puget Energy, Inc.	110,200	2,429
AT&T Corp.	125,600	2,355
Questar Corp.	39,500	2,340
SCANA Corp.	44,400	1,697
Kinder Morgan, Inc.	19,000	1,438
Constellation Energy Group, Inc.	26,900	1,391
Northeast Utilities	70,400	1,357
Pinnacle West Capital Corp.	30,400	1,292
ALLTEL Corp.	20,000	1,097
NiSource, Inc.	41,700	950

	60,807

Other (1.8%)
Teleflex Inc.	55,600	2,846
General Electric Co.	76,100	2,744
Honeywell International Inc.	61,200	2,277

	7,867

TOTAL COMMON STOCKS
(Cost $356,775)	417,782

TEMPORARY INVESTMENTS (6.9%)

Exchange-Traded Fund (2.4%)
Vanguard Index Participation Equity Receipts - Value	193,700	10,508

Money Market Funds (2.7%)
Vanguard Market Liquidity Fund, 2.748%*	12,025,161	12,025

	Face
	Amount
	($000)

U.S. Agency Obligation (0.5%)
Federal Home Loan Bank**
(1)2.555%, 4/20/2005	$2,200	2,197

Repurchase Agreement (1.3%)
The Bank of New York
2.890%, 4/1/2005
(Dated 3/31/2005, Repurchase Value $6,000,000
Collateralized by Federal National Mortgatge Assn., 5.50%, 2/21/2035)	6,000	6,000

TOTAL TEMPORARY INVESTMENTS
(Cost $30,459)	30,730

TOTAL INVESTMENTS (100.8%)
(Cost $387,234)	448,512

OTHER ASSETS AND LIABILITIES—NET (-0.8%)	(3,427)

NET ASSETS (100%)	$445,085

*Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
**The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line-of-credit) would require congressional action.
(1)Security segregated as initial margin for open futures contracts.
ADR-American Depositary Receipt.
REIT-Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2005, the cost of investment securities for tax purposes was $387,234,000. Net unrealized appreciation of investment securities for tax purposes was $61,278,000, consisting of unrealized gains of $72,716,000 on securities that had risen in value since their purchase and $11,438,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and exchange-traded funds. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 97.9% and 2.9%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2005, the aggregate settlement value of open futures contracts expiring in June 2005, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P MidCap 400 Index	14	$4,631	($97)
E-mini MidCap 400 Index	26	1,720	2
E-mini S&P 500 Index	10	592	7
S&P 500 Index	1	296	(11)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

VANGUARD VARIABLE INSURANCE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	May 17, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.